Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.22738%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$932,186.54

Principal:
Principal Collections	$12,177,976.69
Prepayments in Full	$5,783,603.29
Liquidation Proceeds	$117,387.47
Recoveries	$129,621.79
Sub Total	$18,208,589.24
Collections	$19,140,775.78

Purchase Amounts:
Purchase Amounts Related to Principal	$327,032.12
Purchase Amounts Related to Interest	$919.42
Sub Total	$327,951.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,468,727.32

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,468,727.32
Servicing Fee	$325,430.54	$325,430.54	$0.00	$0.00	$19,143,296.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,143,296.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,143,296.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,143,296.78
Interest - Class A-3 Notes	$478,081.70	$478,081.70	$0.00	$0.00	$18,665,215.08
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$18,375,154.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,375,154.75
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$18,282,256.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,282,256.92
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$18,217,703.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,217,703.59
Regular Principal Payment	$16,416,961.64	$16,416,961.64	$0.00	$0.00	$1,800,741.95
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,800,741.95
Residual Released to Depositor	$0.00	$1,800,741.95	$0.00	$0.00	$0.00
Total		$19,468,727.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,416,961.64
Total					$16,416,961.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,416,961.64	$51.79	$478,081.70	$1.51	$16,895,043.34	$53.30
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$16,416,961.64	$15.60	$925,593.19	$0.88	$17,342,554.83	$16.48

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$177,067,297.57	0.5585719	$160,650,335.93	0.5067834
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$332,677,297.57	0.3160499	$316,260,335.93	0.3004535

Pool Information
Weighted Average APR	3.082%	3.077%
Weighted Average Remaining Term	34.73	33.90
Number of Receivables Outstanding	23,526	22,993
Pool Balance	$390,516,644.48	$371,958,771.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$356,956,199.55	$340,260,869.81
Pool Factor	0.3362179	0.3202403

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$31,697,901.44
Targeted Overcollateralization Amount	$55,698,435.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,698,435.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$151,873.66
(Recoveries)		75	$129,621.79
Net Loss for Current Collection Period			$22,251.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0684%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4222%
Second Prior Collection Period			0.4825%
Prior Collection Period			1.0182%
Current Collection Period			0.0700%
Four Month Average (Current and Prior Three Collection Periods)			0.4982%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,756	$8,449,727.84
(Cumulative Recoveries)			$1,488,491.02
Cumulative Net Loss for All Collection Periods			$6,961,236.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5993%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,811.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,964.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	211	$4,429,097.96
61-90 Days Delinquent	0.17%	30	$625,459.25
91-120 Days Delinquent	0.02%	4	$70,331.00
Over 120 Days Delinquent	0.08%	15	$315,959.46
Total Delinquent Receivables	1.46%	260	$5,440,847.67

Repossession Inventory:
Repossessed in the Current Collection Period		12	$259,059.72
Total Repossessed Inventory		20	$472,284.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2239%
Prior Collection Period			0.1998%
Current Collection Period			0.2131%
Three Month Average			0.2123%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2720%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	29

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	69	$1,369,080.50
2 Months Extended	85	$1,855,585.28
3+ Months Extended	15	$370,131.62

Total Receivables Extended:	169	$3,594,797.40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer